Summary of Significant Accounting Policies (Details)				6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Accounts receivables				$ 13,901		$ 11,571
Allowance uncollectible	$ 92,086			29,903
Administration costs	2,500,000	¥ 17,000,000			$ 0
Capitalized and amortize				2,500,000			¥ 17,000,000
Selling expense				408,490		660,322
Contract assets amounted	333,314			613
Deferred revenue	4,435,393			3,273,580
Refund liability amounted	237,691			313,478
Government subsidies income amounted				860,079
Advertising expenses				$ 149,379		$ 257,396
VAT rates range				6.00%	6.00%
Tax benefit percentage				50.00%	50.00%
Unrecognized tax benefits	2,573,830			$ 2,848,749
Tutorial service revenue			$ 4,238,851	3,678,970
Incurred net loss	2,118,349			4,050,661
Cash and cash equivalent	2,155,389			3,826,031
Deposit insurance (in Yuan Renminbi) | ¥								¥ 500,000
Cash	$ 18,181,099			$ 8,878,388